Note 16 - Contingencies, Environmental And Legal Matters (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Feb. 19, 2015	Jul. 08, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 16 - Contingencies, Environmental And Legal Matters (Details) [Line Items]
Asset Retirement Obligation			$ 18.5	$ 4.8
Reserves for Environmental Contingencies			4.5	2.9
Loss Contingency, Estimate of Possible Loss			4.4	2.9
MacDermid [Member] | Settled Litigation [Member] | Subsequent Event [Member]
Note 16 - Contingencies, Environmental And Legal Matters (Details) [Line Items]
Litigation Settlement, Amount	25.0
MacDermid [Member] | Awarded for Anti-Trust Damages [Member]
Note 16 - Contingencies, Environmental And Legal Matters (Details) [Line Items]
Litigation Settlement, Amount		3.9
MacDermid [Member] | Awarded for Breach of Contract Damages [Member]
Note 16 - Contingencies, Environmental And Legal Matters (Details) [Line Items]
Litigation Settlement, Amount		7.9
MacDermid [Member] | Awarded for Additional Punitive Damages for Misappropriation of Trade Secrets [Member]
Note 16 - Contingencies, Environmental And Legal Matters (Details) [Line Items]
Litigation Settlement, Amount		3.8
MacDermid [Member] | Awarded for Additional Punitive Damages for Unfair Trade Practices [Member]
Note 16 - Contingencies, Environmental And Legal Matters (Details) [Line Items]
Litigation Settlement, Amount		$ 11.9